                        SEI INSTITUTIONAL MANAGED TRUST

                              SMALL CAP VALUE FUND
                             LARGE CAP GROWTH FUND

                   SUPPLEMENT DATED DECEMBER 12, 2000 TO THE
                       PROSPECTUS DATED JANUARY 31, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

SMALL CAP VALUE FUND

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Sterling Capital Management ("Sterling"), as an additional Sub-Adviser to the Trust's Small Cap Value Fund. Sterling was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on December 11, 2000 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Sterling, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Sterling. SIMC recommended the selection of Sterling and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Sterling and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Sterling, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Small Cap Value Fund by Sterling; (2) the distinct investment objective and policies of the Small Cap Value Fund; (3) the history, reputation, qualification and background of Sterling's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Sterling, including any benefits to be received by Sterling or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Sterling relating to the Small Cap Value Fund, Sterling makes investment decisions for the assets of the Small Cap Value Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Small Cap Value Fund's investment program with respect to these assets. Sterling is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Small Cap Value Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Sterling as Sub-Adviser to the Small Cap Value Fund, the "Sub-Advisers" Section on page 21 of the Prospectus is amended by inserting the following paragraph relating to Sterling:

STERLING CAPITAL MANAGEMENT: Eduardo A. Brea, CFA, and Brian R. Walton, CFA, serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Principal and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.

Sterling was founded in 1970 and is a subsidiary of United Asset Management, a wholly-owned subsidiary of Old Mutual, PLC. In January 2001, Sterling plans to repurchase its equity from UAM. As of November 27, 2000, Sterling had approximately $3.25 billion in assets under management.

Listed below are the names and principal occupations of the principals and principal executive officers of Sterling. The address of Sterling and the principal business address of such individuals, as it relates to their respective position at Sterling, is One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202-6005.

-------------------------------------------------------------------
NAME                            TITLE
-------------------------------------------------------------------
                                Principal and President/ Chief
Mark W. Whalen                  Executive Officer
-------------------------------------------------------------------
                                Principal and Chief Investment
David M. Ralston                Officer
-------------------------------------------------------------------
                                Principal and Equity Portfolio
Eduardo A. Brea, CFA            Manager/ Analyst
-------------------------------------------------------------------
                                Principal and Equity Portfolio
Brian R. Walton, CFA            Manager/ Analyst
-------------------------------------------------------------------
Alexander W. McAlister          Principal/ New Business Development
-------------------------------------------------------------------

SIMC will pay Sterling a fee based on a percentage of the average monthly market value of the assets of the Small Cap Value Fund assigned to Sterling.
                           --------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Mellon Equity Associates, LLP ("Mellon Equity") as a Sub-Adviser to the Small Cap Value Fund. The Board determined to terminate Mellon Equity based on lowered performance expectations and poor execution of the quantitative investment process which had led to performance below expectations. This termination does not require shareholder approval.
                           --------------------------

LARGE CAP GROWTH FUND

At the Quarterly Meeting, the Trustees appointed Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") as an additional Sub-Adviser to the Trust's Large Cap Growth Fund. Duncan-Hurst's appointment does not require shareholder approval.

In evaluating Duncan-Hurst, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Duncan-Hurst. SIMC recommended the selection of Duncan-Hurst and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Duncan-Hurst and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Duncan-Hurst, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund by Duncan-Hurst; (2) the distinct investment objective and policies of the Large Cap Growth Fund; (3) the history, reputation, qualification and background of Duncan-Hurst's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Duncan-Hurst, including any benefits to be received by Duncan-Hurst or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Duncan-Hurst relating to the Large Cap Growth Fund, Duncan-Hurst makes investment decisions for the assets of the Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's investment program with respect to these assets. Duncan-Hurst is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Duncan-Hurst as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 21 of the Prospectus is amended by inserting the following paragraph relating to Duncan-Hurst:

DUNCAN-HURST CAPITAL MANAGEMENT INC.: David Magee serves as portfolio manager for a portion of the assets of the Large Cap Growth Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 10 years of investment experience.

Duncan-Hurst was founded in 1990 and is wholly-owned by active employees. As of November 30, 2000, Duncan-Hurst had $4.6 billion in assets under management.

Listed below are the names and principal occupations of the principal executive officers of Duncan-Hurst. The address of Duncan-Hurst and the principal business address of the principal executive officer and each of the directors, as it relates to their position at Duncan-Hurst, is 4365 Executive Drive, Suite 1520, San Diego, California 92121.

-------------------------------------------------------------------
NAME                            TITLE
-------------------------------------------------------------------
                                Chairman, Chief Executive Officer
William H. Duncan, Jr.          and Chief Investment Officer
-------------------------------------------------------------------
Frank P. Hurst                  President
-------------------------------------------------------------------

SIMC will pay Duncan-Hurst a fee based on a percentage of the average monthly market value of the assets of the Large Cap Growth Fund assigned to Duncan-Hurst.
                           --------------------------

At the same Quarterly Meeting, the Trustees appointed Peregrine Capital Management Inc. ("Peregrine") as an additional Sub-Adviser to the Trust's Large Cap Growth Fund. Peregrine's appointment does not require shareholder approval.

In evaluating Peregrine, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Peregrine. SIMC recommended the selection of Peregrine and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Peregrine and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Peregrine, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund by Peregrine; (2) the distinct investment objective and policies of the Large Cap Growth Fund; (3) the history, reputation, qualification and background of Peregrine's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Peregrine, including any benefits to be received by Peregrine or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Peregrine relating to the Large Cap Growth Fund, Peregrine makes investment decisions for the assets of the Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's investment program with respect to these assets. Peregrine is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Peregrine as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 21 of the Prospectus is amended by inserting the following paragraph relating to Peregrine:

PEREGRINE CAPITAL MANAGEMENT INC.: John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager serve as portfolio managers for a portion of the assets of the Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.

Peregrine was founded in 1984 and is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. As of September 30, 2000, Peregrine had approximately $9.3 billion in assets under management.

Listed below are the names and principal occupations of the principal executive officers of Peregrine. The address of Peregrine and the principal business address of the principal executive officers, as it relates to their position at Peregrine, is 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

-------------------------------------------------------------------
NAME                            TITLE
-------------------------------------------------------------------
James Robert Campbell           Director
-------------------------------------------------------------------
                                Chairman of the Board, Chief
Robert Bruce Mersky             Executive Officer and President
-------------------------------------------------------------------
                                Chief Operating Officer, Chief
                                Compliance Officer, Chief Financial
Ronald George Hoffman           Officer, and Senior Vice President
-------------------------------------------------------------------
William Daniel Giese            Senior Vice President
-------------------------------------------------------------------
Paul Edward von Kuster          Senior Vice President
-------------------------------------------------------------------
Patricia D. Burns               Senior Vice President
-------------------------------------------------------------------
Paul R. Wurm                    Senior Vice President
-------------------------------------------------------------------
John S. Dale                    Senior Vice President
-------------------------------------------------------------------
Jeannine McCormick              Senior Vice President
-------------------------------------------------------------------
Barbara Kloepfer                Senior Vice President
-------------------------------------------------------------------
Gary E. Nussbaum                Senior Vice President
-------------------------------------------------------------------
Tasso Harry Coin                Senior Vice President
-------------------------------------------------------------------
Julie M. Gerend                 Senior Vice President
-------------------------------------------------------------------
Daniel J. Hagen                 Senior Vice President
-------------------------------------------------------------------
Jay H. Strohmaier               Senior Vice President
-------------------------------------------------------------------
Douglas G. Pugh                 Senior Vice President
-------------------------------------------------------------------

SIMC will pay Peregrine a fee based on a percentage of the average monthly market value of the assets of the Large Cap Growth Fund assigned to Peregrine.
                           --------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate TCW Investment Management Company ("TCW") as a Sub-Adviser to the Large Cap Growth Fund. The Board determined to terminate TCW based on TCW's reduced capacity available to the Large Cap Growth Fund and a change in TCW's business plan as originally conveyed to the Trust. This termination does not require shareholder approval.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                              SMALL CAP VALUE FUND
                             LARGE CAP GROWTH FUND

                   SUPPLEMENT DATED DECEMBER 12, 2000 TO THE
                        PROSPECTUS DATED AUGUST 31, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

SMALL CAP VALUE FUND

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Sterling Capital Management ("Sterling"), as an additional Sub-Adviser to the Trust's Small Cap Value Fund. Sterling was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on December 11, 2000 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Sterling, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Sterling. SIMC recommended the selection of Sterling and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Sterling and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Sterling, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Small Cap Value Fund by Sterling; (2) the distinct investment objective and policies of the Small Cap Value Fund; (3) the history, reputation, qualification and background of Sterling's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Sterling, including any benefits to be received by Sterling or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Sterling relating to the Small Cap Value Fund, Sterling makes investment decisions for the assets of the Small Cap Value Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Small Cap Value Fund's investment program with respect to these assets. Sterling is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Small Cap Value Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Sterling as Sub-Adviser to the Small Cap Value Fund, the "Sub-Advisers" Section on page 12 of the Prospectus is amended by inserting the following paragraph relating to Sterling:

STERLING CAPITAL MANAGEMENT: Eduardo A. Brea, CFA, and Brian R. Walton, CFA, serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Principal and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.

Sterling was founded in 1970 and is a subsidiary of United Asset Management, a wholly-owned subsidiary of Old Mutual, PLC. In January 2001, Sterling plans to repurchase its equity from UAM. As of November 27, 2000, Sterling had approximately $3.25 billion in assets under management.

Listed below are the names and principal occupations of the principals and principal executive officers of Sterling. The address of Sterling and the principal business address of such individuals, as it relates to their respective positions at Sterling, is One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202-6005.

-------------------------------------------------------------------
NAME                            TITLE
-------------------------------------------------------------------
                                Principal and President/ Chief
Mark W. Whalen                  Executive Officer
-------------------------------------------------------------------
                                Principal and Chief Investment
David M. Ralston                Officer
-------------------------------------------------------------------
                                Principal and Equity Portfolio
Eduardo A. Brea, CFA            Manager/ Analyst
-------------------------------------------------------------------
                                Principal and Equity Portfolio
Brian R. Walton, CFA            Manager/ Analyst
-------------------------------------------------------------------
Alexander W. McAlister          Principal/ New Business Development
-------------------------------------------------------------------

SIMC will pay Sterling a fee based on a percentage of the average monthly market value of the assets of the Small Cap Value Fund assigned to Sterling.
                           --------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Mellon Equity Associates, LLP ("Mellon Equity") as a Sub-Adviser to the Small Cap Value Fund. The Board determined to terminate Mellon Equity based on lowered performance expectations and poor execution of the quantitative investment process which had led to performance below expectations. This termination does not require shareholder approval.
                           --------------------------

LARGE CAP GROWTH FUND

At the Quarterly Meeting, the Trustees appointed Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") as an additional Sub-Adviser to the Trust's Large Cap Growth Fund. Duncan-Hurst's appointment does not require shareholder approval.

In evaluating Duncan-Hurst, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Duncan-Hurst. SIMC recommended the selection of Duncan-Hurst and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Duncan-Hurst and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Duncan-Hurst, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund by Duncan-Hurst; (2) the distinct investment objective and policies of the Large Cap Growth Fund; (3) the history, reputation, qualification and background of Duncan-Hurst's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Duncan-Hurst, including any benefits to be received by Duncan-Hurst or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Duncan-Hurst relating to the Large Cap Growth Fund, Duncan-Hurst makes investment decisions for the assets of the Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's investment program with respect to these assets. Duncan-Hurst is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Duncan-Hurst as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 12 of the Prospectus is amended by inserting the following paragraph relating to Duncan-Hurst:

DUNCAN-HURST CAPITAL MANAGEMENT INC.: David Magee serves as portfolio manager for a portion of the assets of the Large Cap Growth Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 10 years of investment experience.

Duncan-Hurst was founded in 1990 and is wholly-owned by active employees. As of November 30, 2000, Duncan-Hurst had $4.6 billion in assets under management.

Listed below are the names and principal occupations of the principal executive officers of Duncan-Hurst. The address of Duncan-Hurst and the principal business address of the principal executive officer and each of the directors, as it relates to their position at Duncan-Hurst, is 4365 Executive Drive, Suite 1520, San Diego, California 92121.

-------------------------------------------------------------------
NAME                            TITLE
-------------------------------------------------------------------
                                Chairman, Chief Executive Officer
William H. Duncan, Jr.          and Chief Investment Officer
-------------------------------------------------------------------
Frank P. Hurst                  President
-------------------------------------------------------------------

SIMC will pay Duncan-Hurst a fee based on a percentage of the average monthly market value of the assets of the Large Cap Growth Fund assigned to Duncan-Hurst.
                           --------------------------

At the Quarterly Meeting, the Trustees appointed Peregrine Capital Management Inc. ("Peregrine") as an additional Sub-Adviser to the Trust's Large Cap Growth Fund. Peregrine's appointment does not require shareholder approval.

In evaluating Peregrine, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Peregrine. SIMC recommended the selection of Peregrine and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Peregrine and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Peregrine, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund by Peregrine; (2) the distinct investment objective and policies of the Large Cap Growth Fund; (3) the history, reputation, qualification and background of Peregrine's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Peregrine, including any benefits to be received by Peregrine or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Peregrine relating to the Large Cap Growth Fund, Peregrine makes investment decisions for the assets of the Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's investment program with respect to these assets. Peregrine is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Peregrine as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers"' Section on page 12 of the Prospectus is amended by inserting the following paragraph relating to Peregrine:

PEREGRINE CAPITAL MANAGEMENT INC.: John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager serve as portfolio managers for a portion of the assets of the Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.

Peregrine was founded in 1984 and is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. As of September 30, 2000, Peregrine had approximately $9.3 billion in assets under management.

Listed below are the names and principal occupations of the principal executive officers of Peregrine. The address of Peregrine and the principal business address of the principal executive officers, as it relates to their position at Peregrine, is 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

-------------------------------------------------------------------
NAME                            TITLE
-------------------------------------------------------------------
James Robert Campbell           Director
-------------------------------------------------------------------
                                Chairman of the Board, Chief
Robert Bruce Mersky             Executive Officer and President
-------------------------------------------------------------------
                                Chief Operating Officer, Chief
                                Compliance Officer, Chief Financial
Ronald George Hoffman           Officer, and Senior Vice President
-------------------------------------------------------------------
William Daniel Giese            Senior Vice President
-------------------------------------------------------------------
Paul Edward von Kuster          Senior Vice President
-------------------------------------------------------------------
Patricia D. Burns               Senior Vice President
-------------------------------------------------------------------
Paul R. Wurm                    Senior Vice President
-------------------------------------------------------------------
John S. Dale                    Senior Vice President
-------------------------------------------------------------------
Jeannine McCormick              Senior Vice President
-------------------------------------------------------------------
Barbara Kloepfer                Senior Vice President
-------------------------------------------------------------------
Gary E. Nussbaum                Senior Vice President
-------------------------------------------------------------------
Tasso Harry Coin                Senior Vice President
-------------------------------------------------------------------
Julie M. Gerend                 Senior Vice President
-------------------------------------------------------------------
Daniel J. Hagen                 Senior Vice President
-------------------------------------------------------------------
Jay H. Strohmaier               Senior Vice President
-------------------------------------------------------------------
Douglas G. Pugh                 Senior Vice President
-------------------------------------------------------------------

SIMC will pay Peregrine a fee based on a percentage of the average monthly market value of the assets of the Large Cap Growth Fund assigned to Peregrine.
                           --------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate TCW Investment Management Company ("TCW") as a Sub-Adviser to the Large Cap Growth Fund. The Board determined to terminate TCW based on TCW's reduced capacity available to the Large Cap Growth Fund and a change in TCW's business plan as originally conveyed to the Trust. This termination does not require shareholder approval.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                           TAX-MANAGED SMALL CAP FUND

                   SUPPLEMENT DATED DECEMBER 12, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 15, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Sterling Capital Management ("Sterling"), as an additional Sub-Adviser to the Trust's Tax-Managed Small Cap Fund (the "Fund"). Sterling was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on December 11, 2000 and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Sterling, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Sterling. SIMC recommended the selection of Sterling and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Sterling and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Sterling, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Sterling;
(2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Sterling's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Sterling, including any benefits to be received by Sterling or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Sterling relating to the Fund, Sterling makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Sterling is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Sterling as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 4 of the Prospectus is amended by inserting the following paragraph relating to Sterling:

STERLING CAPITAL MANAGEMENT: Eduardo A. Brea, CFA, and Brian R. Walton, CFA, serve as portfolio managers for a portion of the assets of the Tax-Managed Small Cap Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Principal and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.

Sterling was founded in 1970 and is a subsidiary of United Asset Management, a wholly-owned subsidiary of Old Mutual, PLC. In January 2001, Sterling plans to repurchase its equity from UAM. As of November 27, 2000, Sterling had approximately $3.25 billion in assets under management.

Listed below are the names and principal occupations of the principals and principal executive officers of Sterling. The address of Sterling and the principal business address such individuals as it relates to their respective positions at Sterling, is One First Union Center, 301 College Street,
Suite 3200, Charlotte, North Carolina 28202-6005.

-------------------------------------------------------------------
NAME                            TITLE
-------------------------------------------------------------------
                                Principal and President/ Chief
Mark W. Whalen                  Executive Officer
-------------------------------------------------------------------
                                Principal and Chief Investment
David M. Ralston                Officer
-------------------------------------------------------------------
                                Principal and Equity Portfolio
Eduardo A. Brea, CFA            Manager/ Analyst
-------------------------------------------------------------------
                                Principal and Equity Portfolio
Brian R. Walton, CFA            Manager/ Analyst
-------------------------------------------------------------------
Alexander W. McAlister          Principal/ New Business Development
-------------------------------------------------------------------

SIMC will pay Sterling a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Sterling.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE